Vessels, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, net
6. Vessels, net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059
Transfer from Advances for vessel under construction and acquisitions (Note 5)	30,366,897	—	30,366,897
Other additions	1,227,314	—	1,227,314
Impairment loss	(169,553,060)	124,936,846	(44,616,214)
Disposals	(8,100,000)	—	(8,100,000)
Transfer to Vessel held for sale	(12,250,000)	—	(12,250,000)
Spin-off of tankers (Note 1)	(80,500,000)	—	(80,500,000)
Depreciation for the year	—	(37,125,903)	(37,125,903)

Balance, December 31, 2021	872,676,077	(191,338,924)	681,337,153

Additions	748,848	—	748,848
Impairment loss	(22,779,899)	19,612,865	(3,167,034)
Disposals	(12,046,017)	—	(12,046,017)
Transfer to Assets held for sale	(10,579,596)	—	(10,579,596)
Depreciation for the year	—	(27,814,901)	(27,814,901)

Balance, December 31, 2022	828,019,413	(199,540,960)	628,478,453

As of June 30, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $653,079 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On September 25, 2020, the Company decided to seek to dispose of the vessel “Gas Nemesis II”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the Company identified and recognized an impairment charge of $2,489,333 in its consolidated statement of operations for the year ended December 31, 2020. In October 2020, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $4,500,000. The vessel was delivered to her new owners on November 2, 2020.
In November 2020, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Pasha”, to an unaffiliated third party for $900,000. The vessel was delivered to her new owners on December 7, 2020.
The Company disposed the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $1,134,854 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2020.
As of December 31, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of one vessel and therefore the Company identified and recorded an impairment loss of $714,895 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
The additions in 2021 mainly relate to the delivery of the vessel “Eco Blizzard” (Note 5) and other capitalized expenses.

On May 31, 2021, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Loyalty” to an unaffiliated third party for a total of $
12,500,000
. The vessel was classified as vessels held for sale as of June 30, 2021 and was recorded at its selling price of $
12,500,000
less estimated selling expenses of $
250,000
. The total impairment charge recognized in the Company’s consolidated statement of operations for the year ended December 31, 2021 amounted to $
1,125,243
. The Company decided to dispose the vessel “Eco Loyalty” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on February 22, 2022. The Company realized an aggregate gain from the sale of this vessel of $
27,496
which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2022.
As of June 30, 2021, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $1,971,148 which is presented under the caption “Impairment loss” in the consolidated statements of operations.

On July 28, 2021, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Imperiale” to an unaffiliated third party for $8,100,000. The vessel was delivered to her new owners on September 14, 2021. The Company disposed the vessel “Gas Imperiale” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of this vessel of $304,210 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2021.
As of December 31, 2021, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $1,333,950 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On February 14, 2022, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Inspiration” to an unaffiliated third party for $9,650,000. The vessel was delivered to her new owners on March 22, 2022. The Company disposed the vessel “Gas Inspiration” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of this vessel of $345,278 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2022.
As of March 31, 2022, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of one vessel and therefore the Company identified and recorded an impairment loss of $529,532 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On April 19, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Monarch” to an unaffiliated third party for $2,375,000. The vessel was delivered to her new owners on May 23, 2022. The Company disposed the vessel “Gas Monarch” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of this vessel of $90,855 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2022.
On November 24, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Prodigy” to an unaffiliated third party for $5,100,000. The vessel was classified as vessel held for sale as of December 31, 2022 and was recorded at its selling price of $5,100,000 less estimated selling expenses of $
170,093
. The total impairment charge recognized in the Company’s consolidated statement of operations for the year ended December 31, 2022 amounted to $
2,026,333
. The Company decided to dispose the vessel “Gas Prodigy” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on January 4, 2023.
On December 15, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Spirit” to an unaffiliated third party for $5,700,000. The vessel was classified as vessel held for sale as of December 31, 2022 and was recorded at its selling price of $5,700,000 less estimated selling expenses of $50,311. The total impairment charge recognized in the Company’s consolidated statement of operations for the year ended December 31, 2022 amounted to $565,591.
An amount of $1,140,000 in connection with sale was collected in December 2022 and is included under the caption “Accrued and other liabilities” in the consolidated balance sheet as of December 31, 2022.
The Company decided to dispose the vessel “Gas Spirit” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on January 19, 2023.
On February 13, 2023, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Galaxy” to an unaffiliated third party for $2,100,000. The vessel was delivered to her new owners on March 22, 2023. The Company disposed the vessel “Gas Galaxy” as the agreed selling price was a suitable opportunity for the Company. This vessel had a net book value, after impairment amounting to $45,578, of $2,100,000 as of December 31, 2022. The vessel was delivered to her new owners on April 4, 2023.
As of December 31, 2022, two vessels, together with their inventories on board amounting to $527,586, were classified as assets held for sale in the accompanying consolidated balance sheet.
As of December 31, 2022, 28 vessels with a carrying value of $587,404,711 (2021: 30 vessels with a carrying value of $629,691,705) have been mortgaged as collateral as security to the Company’s bank loans (Note 9).